Summary of Significant Accounting Policies (Details) - Schedule of ordinary share reflected on the balance sheet - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of ordinary share reflected on the balance sheet [Abstract]
Gross proceeds		$ 90,000,000
Less:
Ordinary share issuance costs		(3,246,381)
Plus:
Fair value adjustment of carrying value to redemption value		5,705,929
Contingently redeemable ordinary shares	$ 27,466,834	$ 92,459,548